Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Voyage revenues (notes 6 and 10a)	$ 148,769	$ 148,205	$ 301,571	$ 288,092
Voyage expenses	(6,360)	(5,329)	(13,543)	(7,646)
Vessel operating expenses	(32,536)	(28,407)	(62,625)	(54,511)
Time-charter hire expenses	(5,867)	(5,368)	(11,717)	(11,290)
Depreciation and amortization	(32,349)	(31,629)	(64,251)	(64,268)
General and administrative expenses	(6,921)	(7,883)	(14,088)	(14,050)
Asset Impairment Charges	0	0	0	(45,000)
Income (loss) from vessel operations	64,736	69,589	135,347	91,327
Equity income (notes 7 and 10a)	28,940	32,155	66,456	32,528
Interest expense	(30,084)	(35,143)	(59,736)	(71,847)
Interest income (note 7)	1,302	1,697	3,308	4,067
Realized and unrealized (loss) gain on non-designated derivative instruments (note 11)	(2,870)	(8,516)	3,748	(28,987)
Foreign currency exchange (loss) gain (notes 8 and 11)	(2,843)	(11,624)	4,117	(6,885)
Other expense (note 3b)	(1,088)	(679)	(4,857)	(1,040)
Net income before income tax expense	58,093	47,479	148,383	19,163
Income tax (expense) recovery (note 9)	(1,815)	1,804	(1,038)	(708)
Net income	56,278	49,283	147,345	18,455
Non-controlling interest in net income			6,466	6,515
Preferred unitholders' interest in comprehensive income	6,425	6,425	12,850	12,850
General partner's interest in net income (loss)	823	713	2,249	(76)
Limited partners’ interest in net income (loss)	$ 46,040	$ 37,796	$ 125,780	$ (834)
Limited partners’ interest in net income (loss) per common unit (note 13):
Basic (usd per unit)	$ 0.53	$ 0.46	$ 1.45	$ (0.01)
Diluted (usd per unit)	$ 0.53	$ 0.46	$ 1.44	$ (0.01)
Weighted-average number of common units outstanding (note 13):
Basic (units)	86,970,999	82,197,665	86,963,374	79,629,623
Diluted (units)	87,133,146	82,262,235	87,112,516	79,629,623